EATON VANCE TAX-MANAGED MID-CAP CORE FUND EATON VANCE TAX-MANAGED SMALL-CAP VALUE FUND Supplement to Prospectus dated March 1, 2008

The following replaces the information for the Funds in the Annual Fund Operating Expenses table that appears in "Fund Fees and Expenses" under "Fund Summaries":

Annual Operating Expenses for Tax-Managed Mid-Cap Core Fund
(expenses that are deducted from Fund and Portfolio assets)	Class A	Class B	Class C

Management Fees	0.95%	0.95%	0.95%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.51%	0.51%	0.51%
Total Annual Fund Operating Expenses	1.71%	2.46%	2.46%
Expense Reimbursement(1)	(0.07)%	(0.07)%	(0.07)%
Total Annual Fund Operating Expenses (net reimbursement)	1.64%	2.39%	2.39%

(1) The administrator has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.60%
      for Class A shares and 2.35% for Class B and C shares. This expense reimbursement will continue through April 30, 2010. Thereafter, the expense reimbursement may be changed or terminated at any time. The expense reimbursement relates to ordinary operating expenses only and amounts reimbursed may be subject to recoupment. The reimbursement at this level became effective on April 23, 2007, and therefore was not in place for the full fiscal year ended October 31, 2007.

Annual Operating Expenses for Tax-Managed Small-Cap Value Fund
(expenses that are deducted from Fund and Portfolio assets)	Class A	Class B	Class C

Management Fees	1.15%	1.15%	1.15%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.61%	0.61%	0.61%
Total Annual Fund Operating Expenses	2.01%	2.76%	2.76%
Expense Reimbursement(1)	(0.32)%	(0.32)%	(0.32)%
Total Annual Fund Operating Expenses (net reimbursement)	1.69%	2.44%	2.44%

(1) The administrator has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.65%
      for Class A shares and 2.40% for Class B and C shares. This expense reimbursement will continue through April 30, 2010. Thereafter, the expense reimbursement may be changed or terminated at any time. The expense reimbursement relates to ordinary operating expenses only and amounts reimbursed may be subject to recoupment. The reimbursement at this level became effective on April 23, 2007, and therefore was not in place for the full fiscal year ended October 31, 2007.

March 3, 2008	TMCOMBPS1